Operating costs and expenses (exclusive of depreciation and amortization) (Tables)	12 Months Ended
Dec. 31, 2020
Operating costs and expenses (exclusive of depreciation and amortization)
Schedule of operating costs and expenses (exclusive of depreciation and amortization)

	For the year ended December 31,
(in thousands of Russian Roubles)	2020	2019	2018*
Personnel expenses	(2,579,958)	(2,234,309)	(1,717,467)
Marketing expenses	(1,105,247)	(1,046,678)	(939,717)
Subcontractor and other costs related to provision of services	(194,644)	(186,337)	(188,499)
Office rent and maintenance	(176,672)	(206,501)	(241,434)
Professional services	(335,681)	(347,963)	(255,362)
Insurance services	(181,047)	(111,251)	—
Hosting and other website maintenance	(46,325)	(40,421)	(32,825)
Other operating expenses	(71,726)	(126,803)	(57,556)
Operating costs and expenses (exclusive of depreciation and amortization)	(4,691,300)	(4,300,263)	(3,432,860)

*The Group has initially applied IFRS 16 at January 1, 2019, using the modified retrospective approach. Under the approach, comparative information is not restated. See Note 4.